YieldMax BABA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 5.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.4%
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $127.00	$9,780,000	800	$98,400
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $126.00	8,374,125	685	100,353
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $130.01	18,154,125	1,485	757,231
			955,984

TOTAL PURCHASED OPTIONS (Cost $464,111)			955,984

SHORT-TERM INVESTMENTS - 105.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		42,758	42,758

U.S. Treasury Bills - 105.0%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$7,578,000	7,575,730
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		4,452,000	4,438,160
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		3,047,000	3,005,974
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		3,768,000	3,689,778
			18,709,642

TOTAL SHORT-TERM INVESTMENTS (Cost $18,748,697)			18,752,400

TOTAL INVESTMENTS - 110.6% (Cost $19,212,808)			$19,708,384
Liabilities in Excess of Other Assets - (10.6)%			(1,889,923)
TOTAL NET ASSETS - 100.0%			$17,818,461

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $6,956,920.

YieldMax BABA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (12.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.3)%
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $123.00	$(9,780,000)	(800)	$(203,200)
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $122.00	(8,374,125)	(685)	(202,418)
			(405,618)

Put Options - (10.2)%
Alibaba Group Holding Ltd., Expiration: 9/18/2026; Exercise Price: $130.01	(18,154,125)	(1,485)	(1,830,500)

TOTAL WRITTEN OPTIONS (Premiums received $4,764,328)			$(2,236,118)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.